OPERATING, SELLING AND GENERAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING, SELLING AND GENERAL
Contract services	$ 4,380	$ 4,552
Employee costs	3,641	3,263
Materials	869	765
Energy	1,129	1,095
Equipment rentals and leases	345	360
Travel, marketing and other	880	538
Operating, selling and general	11,244	10,573
Contract services and employee cots	8,500	8,300
Contract services and employee costs in operating, selling and general	8,000	7,800
Contract services and employee costs in property, plant and equipment	$ 500	$ 500